Financial Assets at Amortised Cost (Details) - Schedule of Interbank Loans and Loans and Account Receivable from Customers - CLP ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Interbank loans
Assets before allowances	$ 40,932,880	$ 41,323,844
ECL allowance	1,222,458	1,192,690
Net Assets	39,710,422	40,131,154
Stage 1
Interbank loans
Assets before allowances	34,135,207	34,954,120
ECL allowance	136,435	142,333
Stage 2
Interbank loans
Assets before allowances	4,182,295	3,964,904
ECL allowance	236,552	220,095
Stage 3
Interbank loans
Assets before allowances	2,615,378	2,404,820
ECL allowance	849,471	830,262
Interbank loans
Interbank loans
Assets before allowances	68,178	31,283
ECL allowance	2	1
Net Assets	68,176	31,282
Interbank loans | Stage 1
Interbank loans
Assets before allowances	68,178	31,283
ECL allowance	2	1
Interbank loans | Stage 2
Interbank loans
Assets before allowances	0	0
ECL allowance	0	0
Interbank loans | Stage 3
Interbank loans
Assets before allowances	0	0
ECL allowance	0	0
Interbank loans | Foreign banks
Interbank loans
Assets before allowances	68,178	31,283
ECL allowance	2	1
Net Assets	68,176	31,282
Interbank loans | Foreign banks | Stage 1
Interbank loans
Assets before allowances	68,178	31,283
ECL allowance	2	1
Interbank loans | Foreign banks | Stage 2
Interbank loans
Assets before allowances	0	0
ECL allowance	0	0
Interbank loans | Foreign banks | Stage 3
Interbank loans
Assets before allowances	0	0
ECL allowance	0	0
Commercial loans
Interbank loans
Assets before allowances	17,363,835	17,821,154
ECL allowance	640,406	685,403
Net Assets	16,723,429	17,135,751
Commercial loans | Stage 1
Interbank loans
Assets before allowances	14,769,885	15,232,097
ECL allowance	60,791	73,306
Commercial loans | Stage 2
Interbank loans
Assets before allowances	1,331,908	1,340,216
ECL allowance	83,196	72,156
Commercial loans | Stage 3
Interbank loans
Assets before allowances	1,262,042	1,248,841
ECL allowance	496,419	539,941
Commercial loans | Commercial loans
Interbank loans
Assets before allowances	13,290,625	13,369,443
ECL allowance	542,303	579,781
Net Assets	12,748,322	12,789,662
Commercial loans | Commercial loans | Stage 1
Interbank loans
Assets before allowances	11,031,947	11,129,607
ECL allowance	49,495	61,045
Commercial loans | Commercial loans | Stage 2
Interbank loans
Assets before allowances	1,118,778	1,128,481
ECL allowance	59,382	57,949
Commercial loans | Commercial loans | Stage 3
Interbank loans
Assets before allowances	1,139,900	1,111,355
ECL allowance	433,426	460,787
Commercial loans | Foreign trade loans
Interbank loans
Assets before allowances	1,786,313	1,929,922
ECL allowance	34,287	28,575
Net Assets	1,752,026	1,901,347
Commercial loans | Foreign trade loans | Stage 1
Interbank loans
Assets before allowances	1,688,276	1,853,953
ECL allowance	2,827	3,546
Commercial loans | Foreign trade loans | Stage 2
Interbank loans
Assets before allowances	63,585	41,055
ECL allowance	13,768	1,201
Commercial loans | Foreign trade loans | Stage 3
Interbank loans
Assets before allowances	34,452	34,914
ECL allowance	17,692	23,828
Commercial loans | Checking accounts debtors
Interbank loans
Assets before allowances	108,208	130,294
ECL allowance	5,843	7,075
Net Assets	102,365	123,219
Commercial loans | Checking accounts debtors | Stage 1
Interbank loans
Assets before allowances	96,594	108,187
ECL allowance	1,207	850
Commercial loans | Checking accounts debtors | Stage 2
Interbank loans
Assets before allowances	3,989	12,510
ECL allowance	324	567
Commercial loans | Checking accounts debtors | Stage 3
Interbank loans
Assets before allowances	7,625	9,597
ECL allowance	4,312	5,658
Commercial loans | Credit card debtors
Interbank loans
Assets before allowances	154,211	143,729
ECL allowance	9,784	9,173
Net Assets	144,427	134,556
Commercial loans | Credit card debtors | Stage 1
Interbank loans
Assets before allowances	120,497	112,291
ECL allowance	1,779	1,044
Commercial loans | Credit card debtors | Stage 2
Interbank loans
Assets before allowances	23,085	20,462
ECL allowance	1,933	1,864
Commercial loans | Credit card debtors | Stage 3
Interbank loans
Assets before allowances	10,629	10,976
ECL allowance	6,072	6,265
Commercial loans | Factoring transactions
Interbank loans
Assets before allowances	937,645	1,045,548
ECL allowance	3,684	4,206
Net Assets	933,961	1,041,342
Commercial loans | Factoring transactions | Stage 1
Interbank loans
Assets before allowances	922,310	1,034,642
ECL allowance	444	373
Commercial loans | Factoring transactions | Stage 2
Interbank loans
Assets before allowances	6,534	2,547
ECL allowance	30	26
Commercial loans | Factoring transactions | Stage 3
Interbank loans
Assets before allowances	8,801	8,359
ECL allowance	3,210	3,807
Commercial loans | Leasing transactions
Interbank loans
Assets before allowances	975,746	1,077,516
ECL allowance	31,303	36,911
Net Assets	944,443	1,040,605
Commercial loans | Leasing transactions | Stage 1
Interbank loans
Assets before allowances	825,526	905,745
ECL allowance	2,881	4,480
Commercial loans | Leasing transactions | Stage 2
Interbank loans
Assets before allowances	106,745	121,789
ECL allowance	6,686	8,260
Commercial loans | Leasing transactions | Stage 3
Interbank loans
Assets before allowances	43,475	49,982
ECL allowance	21,736	24,171
Commercial loans | Student loans
Interbank loans
Assets before allowances	29,770	38,246
ECL allowance	6,290	8,573
Net Assets	23,480	29,673
Commercial loans | Student loans | Stage 1
Interbank loans
Assets before allowances	18,923	21,301
ECL allowance	640	584
Commercial loans | Student loans | Stage 2
Interbank loans
Assets before allowances	4,089	7,421
ECL allowance	357	1,339
Commercial loans | Student loans | Stage 3
Interbank loans
Assets before allowances	6,758	9,524
ECL allowance	5,293	6,650
Commercial loans | Other loans and accounts receivable
Interbank loans
Assets before allowances	81,317	86,456
ECL allowance	6,912	11,109
Net Assets	74,405	75,347
Commercial loans | Other loans and accounts receivable | Stage 1
Interbank loans
Assets before allowances	65,812	66,371
ECL allowance	1,518	1,384
Commercial loans | Other loans and accounts receivable | Stage 2
Interbank loans
Assets before allowances	5,103	5,951
ECL allowance	716	950
Commercial loans | Other loans and accounts receivable | Stage 3
Interbank loans
Assets before allowances	10,402	14,134
ECL allowance	4,678	8,775
Mortgage loans
Interbank loans
Assets before allowances	17,443,563	17,559,769
ECL allowance	249,453	226,370
Net Assets	17,194,110	17,333,399
Mortgage loans | Stage 1
Interbank loans
Assets before allowances	14,470,420	14,762,656
ECL allowance	16,512	10,347
Mortgage loans | Stage 2
Interbank loans
Assets before allowances	1,954,826	1,944,932
ECL allowance	63,795	60,330
Mortgage loans | Stage 3
Interbank loans
Assets before allowances	1,018,317	852,181
ECL allowance	169,146	155,693
Mortgage loans | Loans with mortgage finance bonds
Interbank loans
Assets before allowances	14	33
ECL allowance	3	9
Net Assets	11	24
Mortgage loans | Loans with mortgage finance bonds | Stage 1
Interbank loans
Assets before allowances	0	3
ECL allowance	0	0
Mortgage loans | Loans with mortgage finance bonds | Stage 2
Interbank loans
Assets before allowances	0	1
ECL allowance	0	0
Mortgage loans | Loans with mortgage finance bonds | Stage 3
Interbank loans
Assets before allowances	14	29
ECL allowance	3	9
Mortgage loans | Endorsable mortgage mutual loans
Interbank loans
Assets before allowances	250	454
ECL allowance	26	12
Net Assets	224	442
Mortgage loans | Endorsable mortgage mutual loans | Stage 1
Interbank loans
Assets before allowances	205	322
ECL allowance	6	1
Mortgage loans | Endorsable mortgage mutual loans | Stage 2
Interbank loans
Assets before allowances	28	91
ECL allowance	15	3
Mortgage loans | Endorsable mortgage mutual loans | Stage 3
Interbank loans
Assets before allowances	17	41
ECL allowance	5	8
Mortgage loans | Mortgage mutual financed with mortgage bonds
Interbank loans
Assets before allowances	77,208	85,651
ECL allowance	1,267	1,092
Net Assets	75,941	84,559
Mortgage loans | Mortgage mutual financed with mortgage bonds | Stage 1
Interbank loans
Assets before allowances	65,814	71,502
ECL allowance	180	36
Mortgage loans | Mortgage mutual financed with mortgage bonds | Stage 2
Interbank loans
Assets before allowances	8,950	10,885
ECL allowance	704	315
Mortgage loans | Mortgage mutual financed with mortgage bonds | Stage 3
Interbank loans
Assets before allowances	2,444	3,264
ECL allowance	383	741
Mortgage loans | Other mortgage mutual loans
Interbank loans
Assets before allowances	17,262,519	17,396,078
ECL allowance	245,536	223,370
Net Assets	17,016,983	17,172,708
Mortgage loans | Other mortgage mutual loans | Stage 1
Interbank loans
Assets before allowances	14,316,203	14,632,127
ECL allowance	16,155	10,260
Mortgage loans | Other mortgage mutual loans | Stage 2
Interbank loans
Assets before allowances	1,938,971	1,923,310
ECL allowance	62,676	59,668
Mortgage loans | Other mortgage mutual loans | Stage 3
Interbank loans
Assets before allowances	1,007,345	840,641
ECL allowance	166,705	153,442
Mortgage loans | Other credit and account receivable
Interbank loans
Assets before allowances	103,572	77,553
ECL allowance	2,621	1,887
Net Assets	100,951	75,666
Mortgage loans | Other credit and account receivable | Stage 1
Interbank loans
Assets before allowances	88,198	58,702
ECL allowance	171	50
Mortgage loans | Other credit and account receivable | Stage 2
Interbank loans
Assets before allowances	6,877	10,645
ECL allowance	400	344
Mortgage loans | Other credit and account receivable | Stage 3
Interbank loans
Assets before allowances	8,497	8,206
ECL allowance	2,050	1,493
Consumer loans
Interbank loans
Assets before allowances	6,057,304	5,911,638
ECL allowance	332,597	280,916
Net Assets	5,724,707	5,630,722
Consumer loans | Stage 1
Interbank loans
Assets before allowances	4,826,724	4,928,084
ECL allowance	59,130	58,679
Consumer loans | Stage 2
Interbank loans
Assets before allowances	895,561	679,756
ECL allowance	89,561	87,609
Consumer loans | Stage 3
Interbank loans
Assets before allowances	335,019	303,798
ECL allowance	183,906	134,628
Consumer loans | Checking accounts debtors
Interbank loans
Assets before allowances	137,338	145,530
ECL allowance	6,640	14,848
Net Assets	130,698	130,682
Consumer loans | Checking accounts debtors | Stage 1
Interbank loans
Assets before allowances	99,796	110,061
ECL allowance	865	3,732
Consumer loans | Checking accounts debtors | Stage 2
Interbank loans
Assets before allowances	30,772	27,794
ECL allowance	1,329	8,661
Consumer loans | Checking accounts debtors | Stage 3
Interbank loans
Assets before allowances	6,770	7,675
ECL allowance	4,446	2,455
Consumer loans | Credit card debtors
Interbank loans
Assets before allowances	2,061,691	1,980,680
ECL allowance	51,606	29,821
Net Assets	2,010,085	1,950,859
Consumer loans | Credit card debtors | Stage 1
Interbank loans
Assets before allowances	1,677,720	1,668,650
ECL allowance	8,658	4,314
Consumer loans | Credit card debtors | Stage 2
Interbank loans
Assets before allowances	352,897	284,344
ECL allowance	27,432	12,919
Consumer loans | Credit card debtors | Stage 3
Interbank loans
Assets before allowances	31,074	27,686
ECL allowance	15,516	12,588
Consumer loans | Leasing transactions
Interbank loans
Assets before allowances	1,576	1,612
ECL allowance	21	36
Net Assets	1,555	1,576
Consumer loans | Leasing transactions | Stage 1
Interbank loans
Assets before allowances	1,509	1,524
ECL allowance	15	21
Consumer loans | Leasing transactions | Stage 2
Interbank loans
Assets before allowances	62	68
ECL allowance	3	6
Consumer loans | Leasing transactions | Stage 3
Interbank loans
Assets before allowances	5	20
ECL allowance	3	9
Consumer loans | Installment consumer loans
Interbank loans
Assets before allowances	3,856,368	3,783,452
ECL allowance	274,213	236,117
Net Assets	3,582,155	3,547,335
Consumer loans | Installment consumer loans | Stage 1
Interbank loans
Assets before allowances	3,047,626	3,147,747
ECL allowance	49,576	50,597
Consumer loans | Installment consumer loans | Stage 2
Interbank loans
Assets before allowances	511,715	367,464
ECL allowance	60,756	65,998
Consumer loans | Installment consumer loans | Stage 3
Interbank loans
Assets before allowances	297,027	268,241
ECL allowance	163,881	119,522
Consumer loans | Other consumer loans
Interbank loans
Assets before allowances	331	364
ECL allowance	117	94
Net Assets	214	270
Consumer loans | Other consumer loans | Stage 1
Interbank loans
Assets before allowances	73	102
ECL allowance	16	15
Consumer loans | Other consumer loans | Stage 2
Interbank loans
Assets before allowances	115	86
ECL allowance	41	25
Consumer loans | Other consumer loans | Stage 3
Interbank loans
Assets before allowances	143	176
ECL allowance	$ 60	$ 54